UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing
Form.

1.	Name and Address of issuer:

	Seasons Series Trust
	1 SunAmerica Center
	Los Angeles, California 90067-6022

2.	The name of each series or class of securities
for which this
	Form is filed (if the Form is being filed for all series
	and classes of securities of the issuer, check the box but
	do not list series or classes): X

3.	Investment Company Act File Number:
811-07725


	Securities Act File Number:
333-08653


4(a).	Last day of fiscal year for which this Form is
filed:

	                March 31, 2015


4(b).	Check box if this Form is being filed late
(i.e., more than 90
	calendar days after the end of the issuer's fiscal year).
	(See Instruction A.2)

	Note:  If the Form is being filed late,
interest must be paid
	on the registration fee due.

4(c).	Check box if this is the last time the issuer
will be filing
	this Form.


5.	Calculation of registration fee:

	(i)     Aggregate sale price of securities
sold during the
	        fiscal year pursuant to section
24(f):$1,508,420,462

	(ii)    Aggregate price of securities redeemed
or
	        repurchased during the fiscal year:
	$(435,684,747)

	(iii)   Aggregate price of securities redeemed
or
	       	repurchased during any prior fiscal
year ending no
		earlier than October 11, 1995 that
were not
	       	previously used to reduce registration
fees payable
	       	to the Commission:
	$-0-

	(iv)   	Total available redemption credits[add
Items 5(ii)
		and 5(iii)]:
	$(435,684,747)

	(v)   	Net sales -- if Item 5(i) is greater
than Item 5(iv)
	      	[subtract Item 5(iv) from Item 5(i)]:
	$1,072,735,715

	(vi)  	Redemption credits available for use
in future years
	      	-- if Item 5(i) is less than Item
5(iv) [subtract Item
	      	5 (iv) from Item 5(i)]:			$-0-

	(vii) 	Multiplier for determining
registration fee (See
	      	Instruction C.9):
	0.0001162

	(viii) 	Registration fee due [multiply Item
5(v) by Item
		5(vii)] (enter ""0"" if no fee is
due):$124,651.89


6.	Prepaid Shares

	If the response to Item 5(I) was determined by deducting an
	amount of securities that were registered under the Securities
	Act of 1933 pursuant to rule 24e-2 as in effect before
	October 11, 1997, then report the amount of securities
	(number of shares or other units) deducted here: -0-.
	If there is a number of shares or other units that were
	registered pursuant to rule 24e-2 remaining unsold at the
	end of the fiscal year for which this form is filed that
	are available for use by the issuer in future fiscal years,
	then state that number here:
-0-.

7.	Interest due -- if this Form is being filed
more than 90
	days after the end of the issuer's fiscal year
	(see Instruction D):

$ -0-

8.	Total of the amount of the registration fee
due plus any
	interest due [line 5(viii) plus line 7]:
$124,651.89

9.	Date the registration fee and any interest
payment was
	sent to the Commission's lock box depository:



	     Method of Delivery:
	                X	Wire Transfer

	                	Mail or other means


	SIGNATURES

	This report has been signed below by the following persons
	on behalf of the issuer and in the capacities and on the
	dates indicated.


	By (Signature and Title)*
___________________________
	                  Gregory R. Kingston,
Treasurer


	Date June 26, 2015

	*Please print the name and title of the
signing officer
	below the signature.